CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental disclosure) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental disclosure of cash flow information:
Interest paid	$ 196,892	$ 39,630
Income tax paid	3,590	2,517
Non-cash investing and financing activities:
Property and equipment acquired through capital leases	122,710	57,767
Warrants issued as loan acquisition costs	35,640	91,500
Conversion of convertible note payable	50,000
Reclassification of derivative liabilities to equity	$ 640,000